STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)													1 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended				18 Months Ended	20 Months Ended
	Aug. 01, 2024	Jul. 31, 2024	Jul. 01, 2024	May 13, 2024	Feb. 26, 2024	Jan. 26, 2024	Jan. 24, 2024	Jul. 20, 2023	May 09, 2023	Mar. 28, 2023	Feb. 10, 2023	Aug. 22, 2022	Aug. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2024	Sep. 30, 2024	Nov. 14, 2024	Aug. 02, 2024	May 12, 2023	Jan. 26, 2023
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized														200,000,000					200,000,000			200,000,000	150,000,000		200,000,000	200,000,000
Common stock, par value														$ 0.001					$ 0.001			$ 0.001	$ 0.001		$ 0.001	$ 0.001
Exercise price												$ 13.20
Warrant term												5 years
Fair value of warrants														$ 92,000					$ 92,000			$ 1,651,000	$ 2,280,000		$ 92,000	$ 92,000
Proceeds from issuance of common stock																						202,000
Warrants issued, fair value																							3,984,000
Issuance costs related to common stock issued under registered direct offering															$ 39,000
Common stock issued for entering into 2023 Equity Line of Credit Agreement																				$ 258,000		258,000
Payment of issuance costs																						134,000
Stock issued during period value new issues														400,000	1,101,000	$ 400,000		$ 178,000				1,177,000
Proceeds from issuance of warrants		$ 1,862,000
Change in fair value of warrant liabilities														(174,000)			$ 1,201,000		(1,314,000)	233,000		$ (629,000)	$ (1,704,000)
Share based compensation shares reserved for issuance																						165,861,000		248,613,000
Weighted average exercise price of outstanding																						$ 17.48	$ 29.25	$ 44.40
Weighted average remaining life																						5 years 4 months 13 days	6 years 21 days	7 years 5 months 8 days
Options outstanding																						759,922,000	655,228,000	683,861,000
Weighted average exercise price																						$ 6.57	$ 14.17
Weighted average grant date fair value																						2 years	2 years
Weighted average period over which unrecognized cost expected to be recognized																						6 months
Unvested Stock Option Awards [Member]
Subsidiary, Sale of Stock [Line Items]
Total unrecognized compensation costs related to nonvested stock option awards														551,000					$ 551,000			$ 677,000			551,000	551,000
Weighted average period over which unrecognized cost expected to be recognized																			1 year 11 months 12 days			1 year 9 months 21 days
Restricted Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Total unrecognized compensation costs related to nonvested stock option awards														$ 110,000					$ 110,000			$ 104,000			$ 110,000	$ 110,000
Weighted average period over which unrecognized cost expected to be recognized																			9 months
Stock Incentive Plan 2010 [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation shares reserved for issuance														0					0			0			0	0
Weighted average exercise price of outstanding														$ 28.11					$ 28.11						$ 28.11	$ 28.11
Weighted average remaining life																			1 year 2 months 15 days
Options outstanding														45,360					45,360			245,154			45,360	45,360
Stock Incentive Plan 2019 [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation shares reserved for issuance																						165,861
Weighted average exercise price of outstanding														$ 7.15					$ 7.15						$ 7.15	$ 7.15
Weighted average remaining life																			8 years 4 months 24 days
Share based compensation shares authorized for grants				2,032,818					1,032,818					699,485					699,485			699,485			699,485	699,485			333,333
Additional shares authorized				1,000,000					333,333
Options outstanding														794,090					794,090			514,768			794,090	794,090
RSUs outstanding														153,750					153,750			59,463			153,750	153,750
Common stock reserved for issuance														642,865					642,865						642,865	642,865
Weighted average grant date fair value																			$ 1.62
Weighted average exercise price																			$ 2.68
Interest rate, minimum																			4.33%
Interest rate, maximum																			4.96%
Forfeitures amount																			$ 13,000
Securities Purchase Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares issued													9,733
Stock issued during period value new issues													$ 11,000
Warrant Inducement Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price	$ 1.25
Warrants modification value		$ 1,323,000
Warrants exercised	1,400,000
2022 Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Shares of common stock called by warrants																						366,664
Exercise price																														$ 13.20
Change in fair value of warrant liabilities						$ 106,000
2022 Warrants [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Shares of common stock called by warrants							366,664
Exercise price							$ 13.20
2022 Amended Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price														$ 4.13					$ 4.13			$ 4.13			$ 4.13	$ 4.13
Change in fair value of warrant liabilities						$ 490,000
2022 Amended Warrants [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price							4.13
August 2022 Warrants [Member] | Warrant Inducement Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price		$ 4.13
January 2024 Warrants [Member] | Warrant Inducement Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price		$ 4.13
July 2024 Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share			$ 1.53
Additional Paid-in Capital [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance costs related to common stock issued under registered direct offering															39,000
Stock issued during period value new issues														$ 400,000	$ 1,100,000	$ 400,000		$ 178,000				$ 1,177,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares issued														362,219	475,986	111,369		53,335				360,943
Issuance costs related to common stock issued under registered direct offering
Stock issued during period value new issues															$ 1,000
Common Stock [Member] | Stock Incentive Plan 2019 [Member]
Subsidiary, Sale of Stock [Line Items]
Options outstanding														794,090					794,090						794,090	794,090
Common Stock [Member] | August 2022 Warrants [Member] | Warrant Inducement Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares of common stock called by warrants		311,111
Common Stock [Member] | January 2024 Warrants [Member] | Warrant Inducement Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares of common stock called by warrants		1,400,000
Common Stock [Member] | August 2024 Warrants [Member] | Warrant Inducement Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares of common stock called by warrants		2,566,667
Warrant term		5 years
Common Stock [Member] | Chief Executive Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Share price							4.13
Common Stock [Member] | Chief Executive Officer [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Share price							$ 4.13
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant restriction, threshold common stock held, percent												4.99%
Minimum [Member] | Stock Incentive Plan 2019 [Member]
Subsidiary, Sale of Stock [Line Items]
Share price														$ 0.94					$ 0.94						$ 0.94	$ 0.94
Weighted average grant date fair value																			1 year
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant restriction, threshold common stock held, percent												9.99%
Maximum [Member] | Stock Incentive Plan 2019 [Member]
Subsidiary, Sale of Stock [Line Items]
Share price														$ 4.87					$ 4.87						$ 4.87	$ 4.87
Weighted average grant date fair value																			3 years
Stock Offering 2022 [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares issued												800,000
Common stock, par value												$ 0.001
Common stock issuable per warrant												799,985
Shares of common stock called by warrants												1
Shares issued price per share												$ 11.25
Fair value of warrants																						$ 1,651,000	$ 2,280,000
Proceeds from issuance of common stock												$ 7,675,000
Debt issuance costs												1,325,000
Warrants issued, fair value												3,984,000
Proceeds from issuance of equity												9,000,000
Warrants, offering costs												$ 574,000
Issuance costs related to common stock issued under registered direct offering																							$ 751,000
Weighted average grant date fair value																						3 years 7 months 20 days	4 years 7 months 20 days
Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares issued			1,248,529				1,371,000	1,694,820
Common stock, par value							$ 0.001	$ 0.001			$ 0.001
Shares issued price per share							$ 0.0001
Proceeds from issuance of common stock							$ 5,563,000	$ 4,716,000
Maximum aggregate offering price											$ 12,500,000
Payment of issuance costs			$ 72,000				$ 733,000	$ 597,000
Proceeds from issuance of private placement			$ 1,910,000
Purchase Agreement [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares issued							1,371,000
Shares issued price per share							$ 0.0001
Proceeds from issuance of common stock							$ 5,500,000
Payment of issuance costs							$ 941,000
Purchase Agreement [Member] | July 2024 Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price			$ 2.25
Purchase Agreement [Member] | Pre Funded Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Shares of common stock called by warrants							200,000
Exercise price							$ 0.0001
Warrant restriction, threshold common stock held, percent							9.99%
Proceeds from Warrant Exercises					$ 20
Purchase Agreement [Member] | Pre Funded Warrants [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Shares of common stock called by warrants							200,000
Exercise price							$ 0.0001
Warrant restriction, threshold common stock held, percent							9.99%
Purchase Agreement [Member] | Purchase Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Shares of common stock called by warrants							1,571,000
Exercise price							$ 4.13
Warrant price							$ 0.125
Purchase Agreement [Member] | Purchase Warrants [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Shares of common stock called by warrants							1,571,000
Exercise price							$ 4.13
Warrant price							$ 0.125
Purchase Agreement [Member] | Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares issued							1,368,600	1,650,473
Share price							$ 3.50	$ 2.75
Purchase Agreement [Member] | Investors [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares issued							1,368,600
Share price							$ 3.50
Purchase Agreement [Member] | Directors And Executive Officers [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares issued								44,347
Share price								$ 3.98
Purchase Agreement [Member] | Chief Executive Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares issued							2,400
Shares issued price per share							$ 4.255
Purchase Agreement [Member] | Chief Executive Officer [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares issued							2,400
Shares issued price per share							$ 4.2555
Purchase Agreement [Member] | Alliance Global Partners [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares issued								182,447
Legal expenses							$ 75,000	$ 75,000
Placement agent cash fee paid							7.00%	7.00%
Non accountable expense allowance							$ 30,000	$ 30,000
Placement agent cash fee							3.50%
Purchase Agreement [Member] | Alliance Global Partners [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Legal expenses							$ 75,000
Placement agent cash fee paid							7.00%
Non accountable expense allowance							$ 30,000
Placement agent cash fee							3.50%
Purchase Agreement [Member] | Alliance Global Partners [Member] | Directors And Executive Officers [Member]
Subsidiary, Sale of Stock [Line Items]
Placement agent cash fee paid								3.50%
Placement Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares issued																			0			35,552				35,552
Proceeds from issuance of common stock																						$ 211,000				$ 211,000
Issuance costs related to common stock issued under registered direct offering																			$ 134,000			134,000
Placement fee, percentage											3.00%
Prepaid stock issuance costs																						0	$ 150,000
General and administrative expense																						143,000
Payment of issuance costs																			$ 0
Placement Shares [Member] | Additional Paid-in Capital [Member]
Subsidiary, Sale of Stock [Line Items]
Offset of additional paid in capital																						$ 7,000
LPC Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value										$ 0.001
Purchase Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Maximum aggregate offering price										$ 10,000,000
2023 Equity Line of Credit Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares issued														362,219					949,574		472,312	360,943			1,310,517
Proceeds from issuance of common stock														$ 400,000					$ 1,900,000		$ 1,578,000	$ 1,177,000			$ 3,078,000
Purchase agreement term										36 months
Maximum number of shares per purchase										6,667
Stock issuance expenses																			326,000			329,000
Common stock issued for entering into 2023 Equity Line of Credit Agreement																			258,000			258,000
Legal expenses																			249,000	38,000		41,000
2023 Equity Line of Credit Agreement [Member] | Lincoln Park Capital Fund [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares issued																					47,733
Stock transaction costs																			30,000			$ 30,000
2023 Equity Line of Credit Agreement [Member] | Minimum Share Purchase Stock Price Range One [Member]
Subsidiary, Sale of Stock [Line Items]
Maximum number of shares per purchase										13,333
Share price										$ 7.50
2023 Equity Line of Credit Agreement [Member] | Minimum Share Purchase Stock Price Range Two [Member]
Subsidiary, Sale of Stock [Line Items]
Maximum number of shares per purchase										16,666
Share price										$ 11.25
2023 Equity Line of Credit Agreement [Member] | Minimum Share Purchase Stock Price Range Three [Member]
Subsidiary, Sale of Stock [Line Items]
Maximum number of shares per purchase										20,000
Share price										$ 15.00
2023 Equity Line of Credit Agreement [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Maximum number of shares per purchase										$ 1,000,000
2023 Equity Line of Credit Agreement [Member] | Maximum [Member] | Lincoln Park Capital Fund [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Remaining value of shares to be sold under the agreement																											$ 1,700,000
At The Market Offering Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of common stock																				202,000
Payment of issuance costs																				$ 134,000
Number of share common stock sold																			0
At The Market Offering Agreement [Member] | HC Wainwright Co [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock maximum aggregate sales price																												$ 4,450,000
Percentage of commission rate equal to gross proceeds from sale of shares																												3.00%